Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Share Appreciation Rights	Non- Management Directors’ DSUs	Total
Balance, December 31, 2015	$10,459	$19,624	$6	$2,383	$32,472
Expensed (recovered) during the period	10,888	18,920	(3)	2,219	32,024
Payments	(5,755)	(9,499)	—	—	(15,254)
Balance, December 31, 2016	15,592	29,045	3	4,602	49,242
Expensed (recovered) during the period	2,115	(4,188)	(3)	(1,090)	(3,166)
Payments	(10,757)	(13,450)	—	—	(24,207)
Balance, December 31, 2017	$6,950	$11,407	$—	$3,512	$21,869
Current	$4,719	$3,614	$—	$—	$8,333
Long-term	2,231	7,793	—	3,512	13,536
	$6,950	$11,407	$—	$3,512	$21,869

Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2015	2,896,818	4,898,455
Granted	1,911,200	3,443,600
Redeemed	(1,311,580)	(1,136,720)
Forfeitures	(367,399)	(711,537)
December 31, 2016	3,129,039	6,493,798
Granted	1,343,669	828,400
Redeemed	(1,404,271)	(1,325,692)
Forfeitures	(271,579)	(270,247)
December 31, 2017	2,796,858	5,726,259

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2015	6,168,596	$ 5.22 – 14.50	$8.93	3,870,673
Granted	615,200	4.46 – 4.46	4.46
Exercised	(295,768)	5.22 – 5.85	5.85
Forfeitures	(299,356)	5.85 – 11.16	7.57
December 31, 2016	6,188,672	4.46 – 14.50	8.70	4,369,155
Granted	377,100	7.30 – 7.30	7.30
Forfeitures	(1,665,412)	7.32 – 14.50	8.98
December 31, 2017	4,900,360	$ 4.46 – 14.50	$8.50	3,734,019

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2015	4,582,237	$ 4.95 – 15.21	$8.30	2,468,185
Granted	2,130,700	3.21 – 5.02	3.30
Exercised	(31,000)	4.95 – 4.95	4.95
Forfeitures	(1,344,867)	3.21 – 10.74	6.86
December 31, 2016	5,337,070	3.21 – 15.21	6.69	2,626,326
Granted	1,165,900	3.99 – 5.57	5.56
Forfeitures	(944,349)	5.79 – 10.96	8.42
December 31, 2017	5,558,621	$ 3.21 – 15.21	$6.16	2,891,808

Range of Exercise Prices for Options Outstanding
Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 4.46 – 7.99	2,153,234	$6.50	4.74	986,893	$6.73
8.00 – 9.99	830,017	9.02	2.11	830,017	9.02
10.00 – 14.50	1,917,109	10.51	1.45	1,917,109	10.51
$ 4.46 – 14.50	4,900,360	$8.50	3.01	3,734,019	$9.18

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 3.21 – 4.99	1,731,100	$3.23	5.16	572,460	$3.23
5.00 – 7.99	2,127,900	5.64	5.26	619,727	5.76
8.00 – 15.21	1,699,621	9.79	1.82	1,699,621	9.79
$ 3.21 – 15.21	5,558,621	$6.16	4.18	2,891,808	$7.63

Share Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans

Share Appreciation Rights	Outstanding	Range of Exercise Price (US$)	Weighted Average Exercise Price (US$)	Exercisable
December 31, 2015	343,132	$ 15.22 – 17.38	$15.93	343,132
Forfeited	(89,756)	15.22 – 13.26	17.22
December 31, 2016	253,376	15.22 – 15.79	15.47	253,376
Forfeited	(117,207)	15.22 – 17.38	15.75
December 31, 2017	136,169	$ 15.22 – 15.22	$15.22	136,169

	Total SARs Outstanding and Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
$ 15.22 – 15.79	136,169	$15.22	0.16

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2015	428,028
Granted	193,793
Balance December 31, 2016	621,821
Granted	331,456
Balance December 31, 2017	953,277

Deferred Share Units (DSUs) [Member] | Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of this share based incentive plan is presented below:
Deferred Share Units	Outstanding
December 31, 2016 and 2017	195,743

Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	. A summary of the activity under this share based incentive plan is presented below:
	Outstanding	Weighted Fair Value
December 31, 2016	—	$—
Granted	1,159,000	6.00
December 31, 2017	1,159,000	$6.00